Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Tax benefits recognized for net operating loss carryforwards	$ 3.2	$ 8.1	$ 1.6
Deferred tax liability for temporary difference	3,900.0
Estimated Deferred tax liability	740.0
Foreign earnings included in domestic taxable income	256.0	311.0	169.0
Foreign earnings included in domestic taxable income, domestic taxes	22.1	28.5	16.5
Operating loss carryforwards	426.3
Net operating loss carryforwards	64.2	58.6
Carryforward description	The carryforward periods range from five years to indefinite, subject to certain limitations under applicable laws.
Cash paid for income taxes	448.2	284.0	82.9
Unrecognized tax benefits	23.4	18.3	43.1	37.0
Unrecognized tax benefits that, if recognized, would affect the effective tax rate	1.9	2.0
Income (Expense) related to interest and penalties	(1.0)	2.1	(1.8)
Accrued interest expense and penalties	6.7	5.7
Minimum
Income Taxes [Line Items]
Operating loss carryforwards periods	5 years
Internal Revenue Service (IRS)
Income Taxes [Line Items]
Tax examinations	The United States Internal Revenue Service has completed examinations of the Company's tax returns for all years through 2008.
Other Major Jurisdiction
Income Taxes [Line Items]
Tax examinations	The Company's tax returns for other major jurisdictions remain subject to examination for the years ranging from 2005 through 2012.
Foreign subsidiaries
Income Taxes [Line Items]
Operating loss carryforwards	192.7
United States
Income Taxes [Line Items]
Operating loss carryforwards	$ 233.6